Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Peer group companies for TSR comparison	The Peer Group for the equity-settled share-based payments is set out in the table below.

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Exxaro Resources Limited
Harmony Gold Mining Company Limited
African Rainbow Minerals Limited
The peer companies under the 2021, 2022 and 2023 Share Plans and MSR Plan relating to the TSR performance condition are as follows:

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Fresnilo Plc
Harmony Gold Mining Company Limited
Kinross Gold Corporation

Summary of percentile on peer group

TSR element of performance conditions Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Summary of return on capital employed

ROCE element of performance condition Annual ROCE	% vesting
≤Ke	0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%

Summary of activity of other equity instruments

Performance shares				Bonus shares
2021	2022	2023	Number of instruments	2023	2022	2021
62,597,425	25,199,516	410,357	Outstanding at beginning of the year	—	—	—
			Movement during the year:
—	—	—	Granted during the year	—	—	—
(32,299,213)	(21,823,219)	(197,017)	Vested	—	—	—
(5,098,696)	(2,965,940)	(213,340)	Forfeited	—	—	—
25,199,516	410,357	—	Outstanding at end of the year[1]	—	—	—
1The balance at 31 December 2022 was subject to the ROCE performance condition that was measured in Q1 2023 when the 2022 financial results were finalised
Awards granted, exercised and forfeited under the 2020 Share Plan

Conditional Share Units				Forfeitable Share Units
2021	2022	2023	Number of units	2023	2022	2021
15,319,984	13,754,209	12,578,174	Outstanding at beginning of the year	17,955	53,868	950,220
			Movement during the year:
10,814	—	—	Granted during the year	—	—	125,693
(351,069)	(206,462)	(4,765,694)	Vested	(17,955)	(35,913)	(997,390)
(1,225,520)	(969,573)	(7,728,834)	Forfeited	—	—	(24,655)
13,754,209	12,578,174	83,646	Outstanding at end of the year	—	17,955	53,868
Awards granted, exercised and forfeited under the 2021 Share Plan

Conditional Share Units				Forfeitable Share Units
2021	2022	2023	Number of units	2023	2022	2021
—	3,445,487	3,281,578	Outstanding at beginning of the year	—	696,314	—
			Movement during the year:
3,672,565	32,618	618	Granted during the year	—	—	1,510,599
—	(52,356)	(45,104)	Vested	—	(673,849)	(722,474)
(227,078)	(144,171)	(296,755)	Forfeited	—	(22,465)	(91,811)
3,445,487	3,281,578	2,940,337	Outstanding at end of the year	—	—	696,314
Awards granted, exercised and forfeited under the 2022 Share Plan and the MSR plan

Conditional and matching Share Units[1]				Forfeitable Share Units
2021	2022	2023	Number of units	2023	2022	2021
—	—	7,196,744	Outstanding at beginning of the year	670,522	—	—
			Movement during the year:
—	7,401,740	301,388	Granted during the year	9,783	1,410,614	—
—	(5,967)	(21,485)	Vested	(626,241)	(678,252)	—
—	(199,029)	(579,437)	Forfeited	(54,064)	(61,840)	—
—	7,196,744	6,897,210	Outstanding at end of the year	—	670,522	—
1Includes matching share units under the MSR plan with effect from the March 2022 remuneration cycle
Awards granted, exercised and forfeited under the 2023 Share Plan and the MSR plan

Conditional and matching Share Units[1]				Forfeitable Share Units
2021	2022	2023	Number of units	2023	2022	2021
—	—	—	Outstanding at beginning of the year	—	—	—
			Movement during the year:
—	—	9,598,092	Granted during the year	2,722,393	—	—
—	—	(8,024)	Vested	(1,269,811)	—	—
—	—	(655,818)	Forfeited	(219,822)	—	—
—	—	8,934,250	Outstanding at end of the year	1,232,760	—	—
1Includes matching share units under the MSR plan with effect from the March 2023 remuneration cycle

Schedule of directors and prescribed officers' equity-settled instruments	The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments as at 31 December 2023:

	2022	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2023
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	3,311,410	997,717	722,028	35.05	25,306,981	944,956	2,642,143
Charl Keyter	1,272,319	387,710	324,093	34.86	11,297,308	420,742	915,194
Prescribed officers
Charles Carter	148,732	1,106,212	46,332	22.97	1,064,191	—	1,208,612
Mika Seitovirta	116,231	418,898	31,017	22.84	708,282	—	504,112
Dawie Mostert	725,010	269,970	186,348	34.49	6,426,762	808,632	—
Themba Nkosi	613,797	314,288	151,959	34.35	5,219,678	187,697	588,429
Richard Stewart	1,019,919	359,348	197,167	34.02	6,708,223	236,045	946,055
Laurent Charbonnier	470,330	516,307	96,425	24.03	2,316,674	52,403	837,809
Lerato Legong	309,807	197,379	69,711	30.25	2,108,677	107,522	329,953
Robert van Niekerk	1,119,908	331,019	286,013	35.01	10,013,564	377,330	787,584
1Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
2Numbers include ADSs and JSE listed shares as a result of the dual service contract
Total key management personnel compensation recognised under IFRS Accounting Standards:

Figures in thousands - SA rand	2023	2022	2021
Short-term employee benefits[1]	138,209	127,542	90,179
Post-employment benefits	9,397	6,957	4,421
Share-based payment	34,578	65,338	104,550
Total	182,184	199,837	199,150
1Includes termination benefits of R3,663,146 (see note 40)
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2023 paid in 2024	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2023	2022	2021
Executive directors
Neal Froneman[1]	15,540	9,599	28,527	1,504	1,164	56,334	198,032	291,582
Charl Keyter	7,248	4,311	12,671	1,035	436	25,701	87,482	143,428
Prescribed officers
Dawie Mostert[2]	2,994	1,601	5,438	676	3,804	14,513	50,765	71,734
Themba Nkosi	4,593	2,903	6,296	441	136	14,369	46,480	58,648
Richard Stewart	6,478	4,247	8,308	720	194	19,947	60,125	83,011
Robert van Niekerk	6,143	3,627	11,210	683	193	21,856	78,632	114,686
Laurent Charbonnier[3]	11,932	6,254	4,169	92	1,101	23,548	24,102	23,472
Lerato Legong	4,324	2,653	3,075	581	127	10,760	9,553	7,679
Mika Seitovirta[4]	9,377	6,571	4,381	2,452	1,190	23,971	15,899	245
Charles Carter[5]	13,594	5,459	3,640	1,213	416	24,322	17,008	—
Total	82,223	47,225	87,715	9,397	8,761	235,321	588,078	794,485
1Entered into a dual service contract with effect 1 May 2018. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R18.42/US$
(2022: R16.37/US$ and 2021: R14.79/US$) for the year ended 31 December 2023
2Ceased performing a prescribed officer role on 4 August 2023, expense allowance and other benefits includes a separation benefit of R3,663,146
3Remuneration paid in GBP was converted at the average exchange rate of R22.93/GBP (2022: R20.18/GBP and 2021: R20.33/GBP) for the year ended 31 December 2023
4Remuneration paid in Euros was converted at the average exchange rate of R19.94/Euro (2022: R17.20/Euro, 2021: R17.49/Euro) for the year ended 31 December 2023
5Remuneration paid in US dollars converted at the average exchange rate of R18.42/US$ (2022: R16.37/US$, 2021:R14.79/US$)
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2023	2022	2021
Timothy Cumming	1,186	1,118	231	2,535	2,212	2,229
Savannah Danson[1]	1,186	938	105	2,229	1,901	2,062
Harry Kenyon-Slaney	1,364	1,219	788	3,371	2,542	2,369
Richard Menell	2,407	484	719	3,610	2,735	2,719
Nkosemntu Nika	1,186	725	16	1,927	1,843	1,742
Keith Rayner	1,186	1,357	112	2,655	2,296	2,385
Susan van der Merwe	1,186	725	126	2,037	1,830	1,742
Jeremiah Vilakazi	1,186	689	119	1,994	1,662	1,795
Vincent Maphai	3,582	—	132	3,714	3,405	3,265
Elaine Dorward-King	1,364	531	904	2,799	2,803	1,618
Sindiswa Zilwa	1,186	813	147	2,146	1,821	1,807
Total	17,019	8,599	3,399	29,017	25,050	23,733
1Resigned as non-executive director on 11 March 2024
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2023 was:

	Number of shares*			%
	2023	2022	2021	2023	2022	2021
Executive directors
Neal Froneman[1,2]	3,284,428	8,559,665	6,636,286	0.12	0.30	0.24
Charl Keyter[2]	1,776,481	1,466,181	2,866,791	0.06	0.05	0.10
Non-executive directors
Timothy Cumming[2]	20,000	6,000	6,000	—	—	—
Richard Menell[2]	10,125	10,125	15,125	—	—	—
Keith Rayner[2]	73,992	68,992	68,992	—	—	—
Susan van der Merwe[2]	1,028	1,028	1,028	—	—	—
Jeremiah Vilakazi[2]	4,220	4,220	2,000	—	—	—
Vincent Maphai[2]	228,224	199,724	152,135	0.01	0.01	0.01
Savannah Danson[3]	16,519	16,519	2,519	—	—	—
Harry Kenyon-Slaney[2,4]	16,852	16,852	16,852	—	—	—
Elaine Dorward-King[2,5]	—	10,000	10,000	—	—	—
Total share ownership by directors	5,431,869	10,359,306	9,777,728	0.19	0.37	0.35
Prescribed officers[6]
Dawie Mostert[7]	136,302	136,302	26,466	—	—	—
Themba Nkosi[2,8]	251,583	251,583	204,533	0.01	0.01	0.01
Richard Stewart[2]	788,771	788,771	739,633	0.03	0.03	0.03
Robert van Niekerk[2]	490,429	1,766,770	875,261	0.02	0.06	0.03
Laurent Charbonnier[2,9]	151,012	151,012	151,012	0.01	0.01	0.01
Charles Carter[2,10]	580,000	300,000	—	0.02	0.01	—
Total	7,829,966	13,753,744	11,774,633	0.28	0.49	0.42
*This is the shareholding at the reporting date unless otherwise stated
1Neal Froneman and his associates hold 388,863 ADSs at 31 December 2023 (2022: 225,408, 2021: 90,479) which convert to 1,555,452 (2022: 901,632, 2021: 361,916) ordinary shares in the Company
2Share ownership (including shares held by associates) in the Company at the date of this report was unchanged, except for the following:
•Charles Carter — 620,000
3Last known shareholding when ceased performing a non-executive director role on 11 March 2024
4Harry Kenyon-Slaney and his associates hold 4,213 ADSs at 31 December 2023 (2022 and 2021:4,213) which convert to 16,852 (2022 and 2021: 16,852) ordinary shares in the
Company
5Elaine Dorward-King and her associates hold no ADSs at 31 December 2023 (2022 and 2021: 2,500) which convert to zero (2022 and 2021: 10,000) ordinary shares in the
Company
6Melanie Naidoo-Vermaak was appointed on 1 January 2024 and holds 146,858 shares at the date of this report
7Last known shareholding when ceased performing prescribed officer role on 4 August 2023
8Themba Nkosi and his associates hold 5,300 ADSs at 31 December 2023 (2022: 5,300) which convert into 21,200 (2022: 21,200) ordinary shares in the Company
9Laurent Charbonnier and his associates hold 37,753 ADSs at 31 December 2023 (2022 and 2021: 37,753) which convert to 151,012 (2022 and 2021: 151,012) ordinary shares in the Company
10Charles Carter and his associates hold 145,000 ADSs at 31 December 2023 (2022: 75,000) which convert to 580,000 (2022: 300,000) ordinary shares in the Company

Inputs to the models for equity instruments granted during the year	A Monte Carlo Simulation model was used to value equity-settled share-based payment awards in the past. Since the last equity-settled awards were made in 2019, there are no new valuation inputs to disclose.
At each reporting date, on vesting date and on settlement date, the liability for the cash payment relating to the FSUs, CSUs and MSUs awarded is measured/remeasured at fair value. Similar to the equity-settled schemes, a Monte Carlo Simulation model is used to value cash-settled share-based payment awards. The inputs to the valuation model for share awards granted were as follows:

Conditional and matching Share Units				Forfeitable Share Units
2021	2022	2023	MONTE CARLO SIMULATION	2023	2022	2021
44.29 - 68.56	48.29 - 52.15	49.47 - 60.64	Weighted average historical volatility[1] %	n/a	n/a	n/a
1 - 3	0.17 - 3	0.17 - 3	Expected term (years)	n/a	n/a	n/a
14 - 36	2 - 36	2 - 36	Expected term (months)	9 - 18	9 - 18	9 - 18
4.62 - 8.99	7.45 - 17.83	0 - 4.44	Expected dividend yield (US/SA) %	2.98/2.81	54.24/11.14	27.67/6.39
4.81 - 5.68	7.16 - 7.82	7.67 - 8.30	Risk-free interest rate (US/SA) %	2.22/8.17	2.48/7.55	0.56/4.35
R49.10	R44.72	R24.90	Weighted average share price (ADSs/JSE)	US$5.43/R24.9	US$10.66/ R44.72	US$12.54/ R49.10
29.95	23.69	15.45	Weighted average fair value (SA rand)	29.51	49.95	53.14
1Based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option

Reconciliation of the share-based payment obligations	Cash-settled share-based payment obligations amounting to R1,481 million (2022: R1,821 million and 2021: R1,671 million) relating to the
Marikana Trusts are eliminated upon consolidation.
Marikana’s obligation to pay dividends to the Phembani Group through an intermediate company holding structure, is recognised as a cash-settled share-based payment liability measured at fair value. Changes in fair value is recognised in profit or loss.
The following assumptions were applied in the 31 December 2023 calculation:

		2023	2022	2021
Long-term PGM (4E) basket price	R/4Eoz	28,656	26,397	23,957
Real discount rate — South Africa	%	15.7 - 15.8	15.0 - 15.2	13.2
Inflation rate — South Africa	%	6.0	6.5	6.0
Life-of-mine	years	17 - 47	19 - 49	18 - 50
The following table shows a reconciliation of the total cash-settled share-based payment obligation of the Group for the year ended 31
December 2023:

Figures in million – SA rand	Notes	2023	2022	2021
Reconciliation of the cash-settled share-based payment obligations
Balance at beginning of the year		5,275	2,887	1,628
Share-based payment obligation on acquisition of subsidiary	16.2	31	14	—
Derecognition with deemed disposal of interest in joint operation	19	(15)	—	—
Cash-settled share-based payments expense[1]		77	233	232
Fair value loss on initial recognition of Marikana B-BBEE cash-settled share-based payment obligation	6.5	—	—	404
Recognised on deconsolidation of subsidiary		—	251	—
Fair value (gain)/loss on obligations[2]	7	(1,589)	2,155	860
Cash-settled share-based payments paid[3]		(637)	(272)	(240)
Foreign currency translation		8	7	3
Balance at end of the year		3,150	5,275	2,887
Reconciliation of the cash-settled share-based payment obligations in the Group
Cash-settled share-based payment — Rustenburg B-BBEE transaction		2,466	3,112	2,067
Cash-settled share-based payment — Marikana B-BBEE transaction		415	1,732	560
Cash-settled share-based payment — Employee incentive schemes		269	431	260
Balance at end of the year		3,150	5,275	2,887
Current portion of cash-settled share-based payment obligations		(432)	(284)	(58)
Non-current portion of cash-settled share-based payment obligations		2,718	4,991	2,829
1Included in the amount is a cash-settled share-based payment expense for the year ended 31 December 2023 relating to the 2020 to 2023 and MSR Share Plans amounting to R88 million (2022: R194 million relating to the 2020 to 2022 and MSR Share Plans, 2021: R232 million relating to the 2020 and 2021 Share Plans). Also included in the cash-settled share-based payment obligation for the year ended 31 December 2023 is a reversal of R11 million (2022: expense capitalised of R39 million) related to
Keliber
2The fair value gain relates to the Rustenburg and Marikana B-BBEE transactions amounting to a gain of R346 million (2022: loss of R1,190 million, 2021: loss of R671 million)
and gain of R1,243 million (2022: loss of R965 million, 2021: loss of R189 million), respectively, and is included in the loss/gain on financial instruments in profit or loss
3Payments made during the year relate to vesting of cash-settled awards to employees and payments made on the Rustenburg and Marikana B-BBEE transactions

Expenses from share based payment arrangements	Share based payment expenses for the year consisted of the following:

Figures in million – SA rand	Notes	2023	2022	2021
Sibanye-Stillwater 2020 to 2023 Share Plans (cash-settled scheme)	6.3	(88)	(194)	(232)
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)	6.1	—	(5)	(132)
DRDGOLD (equity-settled scheme)	6.2	(25)	(19)	(19)
Total share-based payment expense		(113)	(218)	(383)
Reconciliation of the cash-settled and equity-settled share-based payment expense:
Cash-settled share-based payment expense[1]		(88)	(194)	(232)
Equity-settled share-based payment expense		(25)	(24)	(151)
Total share-based payment expense		(113)	(218)	(383)
1Included in the cash-settled share-based payment expense for the year ended 31 December 2023 is the grant date fair value portion of the expense amounting to
R372 million (2022: R507 million, 2021: R267 million) and fair value gains after grant date of R293 million (2022: R313 million, 2021: fair value losses after grant date of
R35 million) relating to the 2020 to 2023 Share Plans and MSR Share Plans